Other (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Summary of Other Loss

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
ARO liability increase (1)	(6,602)	—	—
Repurchase of sale-leaseback vessels (2)	(2,131)	—	—
Gain on bond repurchases (3) (4)	—	1,470	(10,601)
Credit loss provision (5)	(2,490)	(901)	—
ARO accretion (6)	(1,792)	(3,260)	(1,556)
Miscellaneous income (loss)	239	1,153	(310)
Other loss	(12,776)	(1,538)	(12,467)
(1)During the year ended December 31, 2021, the Company increased the present value of its estimated ARO liability relating to the Petrojarl Foinaven FPSO unit by $2.7 million as a result of the earlier than expected redelivery of the FPSO unit (see Note 6) and increased the ARO liability by a further $3.9 million due to an increase in the estimated costs to recycle the unit.
(2)Premiums paid by Teekay Tankers in relation to the repurchase of eight vessels previously under sale-leaseback arrangements during 2021 (see Note 10).
(3)During 2020, the Company repurchased some of its Convertible Notes and 2022 Notes in the open market. The Company acquired $12.8 million of the principal of the Convertible Notes for total consideration of $10.5 million and $6.6 million principal of the 2022 Notes for total consideration of $6.2 million. The Company recognized a gain of $1.5 million in 2020 related to these repurchases (see Note 8).
(4)In May 2019, the Company completed a cash tender offer and purchased $460.9 million in aggregate principal amount of its 8.5% senior notes due in January 2020 (or the 2020 Notes) and issued $250.0 million in aggregate principal amount of its 2022 Notes. The Company recognized a loss of $10.6 million on the purchase of the 2020 Notes for the year ended December 31, 2019.
(5)Unrealized credit loss provision related to the Petrojarl Foinaven FPSO unit sales-type lease.
(6)Net ARO expense reflecting the accretion of the present value of ARO liabilities relating to Petrojarl Foinaven FPSO and Petrojarl Banff FPSO units (see Notes 1 and 6).